Shareholder Report, Holdings (Details) - C000244753	Jan. 31, 2026
Money Market
Holdings [Line Items]
Percent of Total Investments	0.15%
Media
Holdings [Line Items]
Percent of Total Investments	0.23%
Banking
Holdings [Line Items]
Percent of Total Investments	1.48%
Oil & Gas
Holdings [Line Items]
Percent of Total Investments	1.50%
Consumer Staple Products
Holdings [Line Items]
Percent of Total Investments	2.23%
Materials
Holdings [Line Items]
Percent of Total Investments	2.53%
Retail & Wholesale - Staples
Holdings [Line Items]
Percent of Total Investments	2.70%
Real Estate
Holdings [Line Items]
Percent of Total Investments	3.04%
UTILITIES
Holdings [Line Items]
Percent of Total Investments	3.75%
FINANCIAL SERVICES
Holdings [Line Items]
Percent of Total Investments	4.35%
Industrial Products
Holdings [Line Items]
Percent of Total Investments	4.94%
Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Total Investments	6.06%
Insurance
Holdings [Line Items]
Percent of Total Investments	7.84%
Consumer Discretionary Products
Holdings [Line Items]
Percent of Total Investments	9.23%
Industrial Services
Holdings [Line Items]
Percent of Total Investments	15.32%
Health Care
Holdings [Line Items]
Percent of Total Investments	16.06%
Software & Tech Services
Holdings [Line Items]
Percent of Total Investments	18.59%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.11%
Canada
Holdings [Line Items]
Percent of Net Asset Value	0.49%
United States
Holdings [Line Items]
Percent of Net Asset Value	99.40%